Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 261		$ 645		$ 584
Restricted cash	50	[1]	50	[1],[2]	50	[2]
Cash, cash equivalents, and restricted cash as shown in the condensed consolidated statements of cash flows	$ 311		$ 695		$ 634

[1]	Restricted cash entirely represents the deposit required to maintain AgeX’s corporate credit card program.
[2]	Restricted cash entirely represents the deposit required to maintain AgeX’s corporate credit card program. All restricted cash was included in deposits in the consolidated balance sheets.